Employee Benefit Plans (Tables)	12 Months Ended
Aug. 31, 2018
Employee Benefit Plans [Abstract]
Accrued Benefit Liabilities Recognized

	2018	2017
	$	$
Non-registered plans
Accrued benefit obligation	446	532
Fair value of plan assets	436	433
Accrued benefit liabilities and deficit	10	99

Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets

			2018			2017
	SERP	ERP	Total	SERP	ERP	Total
	$	$	$	$	$	$
Accrued benefit obligation, beginning of year	518	14	532	553	10	563
Current service cost	6	8	14	7	4	11
Interest cost	17	1	18	19	–	19
Payment of benefits to employees	(18)	(7)	(25)	(20)	–	(20)
Transfer from DC plan	–	3	3
Remeasurements:
Effect of changes in demographic assumptions	(5)	–	(5)	(2)	–	(2)
Effect of changes in financial assumptions	–	–	–	(41)	–	(41)
Effect of experience adjustments(1)	(89)	(2)	(91)	2	–	2
Accrued benefit obligation, end of year	429	17	446	518	14	532
Fair value of plan assets, beginning of year	420	13	433	432	6	438
Employer contributions	–	5	5	–	7	7
Interest income	15	1	16	16	–	16
Transfer from DC plan	–	3	3
Payment of benefits	(18)	(7)	(25)	(20)	–	(20)
Return on plan assets, excluding interest income	4	–	4	(8)	–	(8)
Fair value of plan assets, end of year	421	15	436	420	13	433
Accrued benefit liability and plan deficit, end of year	8	2	10	98	1	99

Disclosure of fair value of plan assets

	SERP	ERP
	$	$
Cash and cash equivalents	213	13
Fixed income securities	78	1
Equity securities – Canadian	41	–
Equity securities – Foreign	89	1
	421	15

Significant Weighted-Average Assumptions Used And Cost For The Plans

	2018	2018	2017	2017
	SERP	ERP	SERP	ERP
Accrued benefit obligation	%	%	%	%
Discount rate	3.70	3.70	3.70	3.70
Rate of compensation increase	3.00(1)	3.00	3.00(1)	3.00

	2018	2018	2017	2017
	SERP	ERP	SERP	ERP
Benefit cost for the year	%	%	%	%
Discount rate	3.70	3.70	3.50	3.50
Rate of compensation increase	3.00(1)	3.00	5.00(1)	3.00

(1)	Applies only to incentive compensation component of eligible pensionable earnings.

Net Pension Benefit Plan Expense

			2018			2017
	SERP	ERP	Total	SERP	ERP	Total
	$	$	$	$	$	$
Current service cost	6	8	14	7	4	11
Interest cost	17	1	18	19	–	19
Interest income	(15)	(1)	(16)	(16)	–	(16)
Pension expense	8	8	16	10	4	14

Change In Accrued Post-Retirement Obligation

	2018	2017
	$	$
Accrued benefit obligation and plan deficit, beginning of year	4	4
Current service cost	–	–
Interest cost	–	–
Payment of benefits to employees	–	–
Remeasurements:
Effect of changes in demographic assumptions	(1)	–
Accrued benefit obligation and plan deficit, end of year	3	4